Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

Note 7 - Notes Payable

On June 6, 2016, the Company, entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain institutional investors (the “Purchasers”), pursuant to which the Purchaser subscribed for up to $375,000 of 20% Original Issue Discount Junior Secured Convertible Notes (the “Junior Notes”). The aggregate principal amount of the Junior Notes issued at the initial close is $125,000 and the Company received $100,000 after giving effect to the 20% original issue discount. The lead investor was granted the option to require the Company to sell the Purchasers up to two additional Junior Notes in the principal amount of $125,000 during each of the periods that begin with the Initial Closing Date and end (i) on or before 45 days from the Initial Closing Date, and (ii) on or before 90 days from the Initial Closing Date.

The Junior Notes bear no interest except in the event of default which interest rate is 24% per annum upon the occurrence of an Event of Default (as defined in the Junior Notes), have a maturity date of December 5, 2016 and are convertible (principal, and interest) at any time after the issuance date of the Junior Notes into shares of the Company’s Common Stock at a conversion price equal to $18.00 per share. If an Event of Default has occurred, the Junior Note shall be convertible at 60% of the lowest closing price during the prior twenty (20) trading days of the Company’s Common Stock. The Junior Notes were exchanged for Series B Preferred shares and were not outstanding on March 31, 2017.

The Junior Notes contain certain covenants, such as restrictions on the incurrence of indebtedness, creation of liens, payment of restricted payments, redemptions, payment of cash dividends and the transfer of assets. The Junior Notes also contain certain adjustment provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions. In addition, subject to limited exceptions, each Purchaser will not have the right to convert any portion of the Junior Note if such Purchaser, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to its conversion.

In connection with the Company’s obligations under the Junior Notes, the Company and its subsidiaries (the “Subsidiaries”) entered into a Security Agreement, Pledge Agreement and Subsidiary Agreement with the lead investor, as agent, pursuant to which the Company and the Subsidiaries granted a lien on all assets of the Company (the “Collateral”) excluding permitted indebtedness, for the benefit of the Purchasers, to secure the Company’s obligations under the Junior Notes. Upon an Event of Default (as defined in the Junior Notes), the Purchaser may, among other things, collect or take possession of the Collateral, proceed with the foreclosure of the security interest in the Collateral or sell, lease or dispose of the Collateral.

As a result of the Senior Note conversions, the Company became obligated to issue, subject to certain limitations, the following additional securities: (i) 108,747,790 shares of Common Stock pursuant to “favored nations” provisions in certain common stockholder subscription agreements which includes those anti-dilution shares of Common Stock previously disclosed; (ii) warrants to purchase 171,349,405 shares of Common Stock pursuant to “favored nations” provisions in certain common stockholder subscription agreements which includes those anti-dilution warrants previously disclosed, and (iii) warrants to purchase 97,423,579 shares of Common Stock pursuant to the terms of the warrants issued on December 16, 2016 which includes those anti-dilution warrants previously disclosed. The Company also lowered the conversion price of the Company’s outstanding Senior Notes and Junior Notes to $0.025.

On March 9, 2017, the Company completed a securities exchange offer (the “Note Offer”) with its three convertible note holders (the “Note Holders”). Pursuant to the Note Offer the Note Holders agreed to exchange i) $868,897 of 5% Original Issue Discount 10% Senior Convertible Note Due September 16, 2016, originally issued in December 2015 and all accrued interest and liquidated damages owed (collectively the “Senior Notes”), ii) $175,000 of 20% Original Issue Discount Junior Convertible Notes Due December 5, 2016, originally issued in June 2016 and all accrued interest and liquidated damages owed (collectively the “Junior Notes”), iii) $220,002 of 8% Convertible Notes Due June 6, 2017, originally issued in December 2016 and all accrued interest owed (collectively the “Convertible Notes”), and iv) 97,423,579 warrants (the “Senior Warrants”) for 845,631 shares of Series B Convertible Preferred Stock (the “Preferred”). After giving effect to the Note Offer the Company no longer had any Senior Notes, Junior Notes or Convertible Notes outstanding. A gain of $15.9 million was booked for the extinguishment of $90.2 million liabilities associated with convertible notes, warrant liabilities, shortfall shares liabilities and liquidated damages.

Note 9 – Notes Payable

On January 19, 2015, Michal Handerhan, the Company’s Chief Operating Officer and an investor loaned the Company $20,000 and $45,000 respectively pursuant to Promissory Notes (the “Notes”). The Notes bear interest at the rate of 2% per annum and mature on December 31, 2015. The Notes may be prepaid, at the option of the Company, without premium or penalty, in whole or in part at any time or from time to time prior to the in maturity. In May 2015, the Company repaid $20,000 to Mr. Handerhan on his Notes. On May 31, 2017 the holder of the $45,000 Promissory Note agreed to waive all rights it was entitled to with respect to the default on the Promissory Note for a onetime payment of $54,000 (the “Payment”) which includes principal and accrued interest since January 19, 2015, provided that the Payment is paid on or before June 30, 2017 (the “Payment Deadline”). If the Payment is not made on or before the Payment Deadline then the default interest rate shall be thirty percent per year.

On December 16, 2015, the Company, entered into a Securities Purchase Agreement with certain institutional investors (the “Purchasers”), pursuant to which the Company issued to the Purchasers for an aggregate subscription amount of $1,450,000: (i) 5% Original Issue Discount Senior Secured Convertible Notes (the “Notes”); and (ii) warrants (the “Warrants”) to purchase 112,778 shares of the Company’s common stock, par value $0.001 per share at an exercise price of $22.50 The aggregate principal amount of the Notes is $1,450,000 and the Company received $1,377,500 after giving effect to the 5% original issue discount. The Notes bear interest at a rate equal to 10% per annum (which interest rate is increased to 24% per annum upon the occurrence of an Event of Default (as defined in the Notes)), have a maturity date of September 16, 2016 and are convertible (principal, and interest) at any time after the issuance date of the Notes into shares of the Company’s Common Stock at a conversion price equal to $18.00 per share, subject to adjustment as set forth in the Notes. The Notes provides for two amortization payments on the six-month and seven-month anniversary of the issue date with each amortization payment being one third of the total outstanding principal and interest, if the amortization payments are made in cash then the payment is an amount equal to 120% of the applicable amortization payment. The Notes become payable within three days of the Company consummating a fully underwritten offering.

The Notes contain certain covenants, such as restrictions on the incurrence of indebtedness, creation of liens, payment of restricted payments, redemptions, payment of cash dividends and the transfer of assets. The Notes also contain certain adjustment provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions. In addition, subject to limited exceptions, the Purchaser will not have the right to convert any portion of the Notes if the Purchaser, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to its conversion. The Purchaser may not convert into or otherwise beneficially own in excess of 9.99% of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to its conversion.

Due to the complexity and number of embedded features within the convertible note and as permitted under ASC 825, the Company elected to account for the convertible notes and all the embedded features (collectively, the “hybrid instrument”) under the fair value option. ASC 825 requires the entity to record the financial asset or financial liability at fair value rather than at historical cost with changes in fair value recorded in the statement of operations. In addition, it requires that upfront costs and fees related to items for which the fair value option is elected be recognized in earnings as incurred and not deferred. On the initial measurement date of December 16, 2015, the fair value of the hybrid instrument was estimated at $1,777,408. Because this transaction was entered into under duress, the Company recorded an initial loss of $952,060 on issuance of the convertible notes in accordance with ASC 820-10-30-3A.

The Company used a Monte Carlo model to separately value the Warrants issued in connection with the convertible notes in order to take into account the possibility of an adjustment to the exercise price associated with new rounds of financing in the future. The most likely exercise price of the Warrants was estimated under various stock price scenarios and the noteholders’ payoffs were computed under each scenario. The present value of the mean of such payoffs represents the value of the warrant on any given valuation date. When the stock price was simulated in the model, the possible scenarios were always between the valuation date stock price and the initial exercise price of $22.50. As a result, the Company estimated the fair value of the warrant liability on the issuance date to be $537,152.

On June 6, 2016, the Company, entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain institutional investors (the “Purchasers”), pursuant to which the Purchaser subscribed for up to $375,000 of a 20% Original Issue Discount Junior Secured Convertible Notes (the “Junior Notes”). The aggregate principal amount of the Junior Notes issued at the initial close is $125,000 and the Company received $100,000 after giving effect to the 20% original issue discount. The lead investor was granted the option to require the Company to sell the Purchasers up to two additional Junior Notes in the principal amount of $125,000 during each of the periods that begin with the Initial Closing Date and end (i) on or before 45 days from the Initial Closing Date, and (ii) on or before 90 days from the Initial Closing Date.

The Junior Notes bear no interest except in the event of default which interest rate is 24% per annum upon the occurrence of an Event of Default (as defined in the Junior Notes), have a maturity date of December 5, 2016 and are convertible (principal, and interest) at any time after the issuance date of the Junior Notes into shares of the Company’s Common Stock at a conversion price equal to $18.00 per share. If an Event of Default has occurred, the Junior Note shall be convertible at 60% of the lowest closing price during the prior twenty (20) trading days of the Company’s Common Stock.

The Junior Notes contains certain covenants, such as restrictions on the incurrence of indebtedness, creation of liens, payment of restricted payments, redemptions, payment of cash dividends and the transfer of assets. The Junior Notes also contains certain adjustment provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions. In addition, subject to limited exceptions, each Purchaser will not have the right to convert any portion of the Junior Note if such Purchaser, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to its conversion.

In connection with the Company’s obligations under the Junior Notes, the Company and its subsidiaries (the “Subsidiaries”) entered into a Security Agreement, Pledge Agreement and Subsidiary Agreement with the lead investor, as agent, pursuant to which the Company and the Subsidiaries granted a lien on all assets of the Company (the “Collateral”) excluding permitted indebtedness, for the benefit of the Purchasers, to secure the Company’s obligations under the Junior Notes. Upon an Event of Default (as defined in the Junior Notes), the Purchaser may, among other things, collect or take possession of the Collateral, proceed with the foreclosure of the security interest in the Collateral or sell, lease or dispose of the Collateral.

As a result of the Senior Note conversions, the Company became obligated to issue, subject to certain limitations, the following additional securities: (i) 108,747,774 shares of Common Stock pursuant to “favored nations” provisions in certain common stockholder subscription agreements which includes those anti-dilution shares of Common Stock previously disclosed; and (ii) warrants to purchase 268,788,732 shares of Common Stock pursuant to “favored nations” provisions in certain common stockholder subscription agreements which includes those anti-dilution warrants previously disclosed. These figures do not reflect additional warrants to purchase Common Stock issuable to certain investors pursuant to the terms of the warrants issued on December 16, 2016 which includes those anti-dilution warrants previously disclosed. The Company also lowered the conversion price of the Company’s outstanding Junior Notes and Senior Notes to $0.0252. As of December 31, 2016, the Company does not have sufficient authorized and unreserved shares to fulfill its obligations with respect to the issuance of new shares of Common Stock. While no assurances can be made, the Company intends to seek shareholder approval to adjust the Company’s capitalization.

As of the December 31, 2016 the Company did not have sufficient shares of Common Stock to fulfill its obligations with respect to its Notes and warrants and has booked a derivative liability of $14,915,419 to account for the shortfall.

As of December 31, 2016, the Company was in default on its Senior Notes and Junior Notes. On March 9, 2017, the Company completed a securities exchange offer (the “Note Offer”) with its three convertible note holders (the “Note Holders”). Pursuant to the Note Offer the Note Holders agreed to exchange i) $868,897 of 5% Original Issue Discount 10% Senior Convertible Note Due September 16, 2016, originally issued in December 2015 and all accrued interest and liquidated damages owed (collectively the “Senior Notes”), ii) $175,000 of 20% Original Issue Discount Junior Convertible Notes Due December 5, 2016, originally issued in June 2016 and all accrued interest and liquidated damages owed (collectively the “Junior Notes”), iii) $220,002 of 8% Convertible Notes Due June 6, 2017, originally issued in December 2016 and all accrued interest owed (collectively the “Convertible Notes”), and iv) 97,423,579 warrants (the “Senior Warrants”) for 845,631 shares of Series B Convertible Preferred Stock (the “Preferred”). After giving effect to the Note Offer the Company no longer has any Senior Notes, Junior Notes or Convertible Notes outstanding.